Significant Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) segment shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 01, 2018 shares
Significant Accounting Policies [Line Items]
Deferred customer acquisition costs	$ 21	$ 18
Advertising expense	61	51	$ 44
Depreciation of property and equipment, including depreciation of assets held under capital leases	$ 12	9	8
Shares of common stock outstanding | shares	84,545,152			84,515,619
Number of Reportable Segments | segment	1
Goodwill impairment charges	$ 0	$ 0	$ 0
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	187
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating Lease, Liability	24
Operating Lease, Right-of-Use Asset	$ 24